MATERIAL ACCOUNTING POLICY INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Cumulative benefit	$ 256,000,000	$ 0	$ 515,000,000	$ 0